Goodwill - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Goodwill [Line Items]
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Discount rate applied to cash flow projections	27.60%	21.50%
Goodwill [member]
Disclosure of Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0